DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS (Tables)	12 Months Ended
Mar. 31, 2026
Description Of Business And Nature Of Operations
Schedule of subsidiaries

	Place of Incorporation / operations	Date of incorporation	Proportion of voting power held by the Company		Principal activities
			2025	2026
Name of the Company
Bluemount Holdings Limited	Cayman Islands	June 27, 2023	N/A	N/A	Investment holding

Name of subsidiaries
Direct:
Bluemount Financial Group Limited	Hong Kong	June 3, 2016	100%	100%	Investment holding
Indirect:
Bluemount Securities Limited	Hong Kong	June 3, 2016	100%	100%	Financial and brokerage services
Bluemount Asset Management Limited (“BAML”)	Hong Kong	June 3, 2016	100%	100%	Wealth and asset management services
Bluemount Capital Limited (Note)	Hong Kong	June 6, 2017	100%	-	Advisory services
Bluemount Commodities Limited	Hong Kong	March 29, 2017	100%	100%	Trading of timepieces and advisory services